Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 2,339,902	¥ 783,439
Other		393,410	358,702
Collateral pledged for derivative transactions		1,088,847	1,246,026
Margins provided for futures contracts		297,496	602,039
Other		939,557	941,167
Prepaid pension cost		999,962	711,981
Right-of-use assets	[1]	611,533	613,068
Security deposits		104,915	107,294
Loans held for sale		29,834	60,084
Other		651,572	542,079
Total		7,457,028	5,965,879
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		2,576,887	2,161,075
Other		403,501	375,127
Guaranteed trust principal	[2]	814,509	824,431
Lease liabilities	[1]	¥ 636,541	627,250
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Lease liabilities
Collateral accepted for derivative transactions		¥ 763,642	846,426
Margins accepted for futures contracts		555,760	797,317
Unearned income		120,521	122,072
Other		1,337,397	1,244,697
Total		¥ 7,208,758	¥ 6,998,395

[1]	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.
[2]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.